Shareholders' equity (Schedule of Fair Of ESPP Weighted Average Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		56.00%	54.00%
Expected term in years		3 years 9 months 10 days	3 years 9 months 10 days
Risk-free interest rate		3.37%	1.87%
Estimated fair value of underlying ordinary shares		$ 20.5	$ 27.55
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		58.00%	57.00%
Expected term in years		5 years 2 months 23 days	4 years 6 months 21 days
Risk-free interest rate		4.22%	4.40%
Estimated fair value of underlying ordinary shares		$ 39.35	$ 81.03
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term in years	6 months	6 months	6 months
Dividend yield	0.00%	0.00%	0.00%
ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	46.15%	66.40%	86.40%
Risk-free interest rate	4.24%	4.24%	0.08%
Estimated fair value of underlying ordinary shares	$ 26.4	$ 26.4	$ 35.36
ESPP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	97.60%	97.60%	97.60%
Risk-free interest rate	5.26%	4.96%	4.24%
Estimated fair value of underlying ordinary shares	$ 206.07	$ 206.07	$ 206.07